Average Annual Total Returns{- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Daily Money Combo PRO-12 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Daily Money Class - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.27%	0.45%	0.23%